SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) (Parenthetical) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					3 Months Ended		12 Months Ended
	Apr. 22, 2020 $ / shares shares	Mar. 16, 2020 USD ($) shares	Sep. 24, 2019 CAD ($) shares	Aug. 27, 2019 CAD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($) $ / shares	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($)	Apr. 22, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 27, 2019 $ / shares	Aug. 27, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Price per share | $ / shares												$ 2.03			$ 1.64					$ 2.90
Repayment of credit facility | $									$ 6,000
Shares issued to settle payables, shares | shares					670,974	670,974			671,000	[1]
Trade payables | $								$ 2,098
Other expenses							196	$ 261
Interest payments on debentures					$ 588	$ 727	$ 706		$ 588			$ 903			$ 754			$ 888
Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													232,240	232,240		65,657	65,657
Value of common shares issued													$ 305	$ 385		$ 246	$ 325
2019 Offering [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares																						$ 5.30
Shares issued during the period public equity financing, shares | shares				2,185,000
Proceeds from offering | $				$ 11,581
Warrants to purchase common stock, description				Each 2019 Public Unit comprised one common share and one half-warrant (“$7.00 Warrant”) with each whole warrant entitling the holder to acquire a common share at a price of C$7.00 for a period of two years ending August 27, 2021.
Exercise price of warrants | (per share)																					$ 7.00	$ 7,000.00
Warrant term				2 years
Issuance of warrants | shares				1,092,500
Payments for broker and underwriting fees | $				$ 800
Bridge Loan Credi Facility [Member]
IfrsStatementLineItems [Line Items]
Repayment of credit facility | $		$ 6,000
Borrowings, interest rate		10.00%
Borrowings, maturity		September 14, 2020
Bridge Loan Credi Facility [Member] | Sprott Private Resource Lending II [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued for credit facility | shares		107,291
First Issuance [Member] | Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Shares issued during the period for acquisition | shares			45,367
Shares issued during the period for acquisition, value | $			$ 225
Payment for purchase of shares | $			$ 100
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares																			$ 2.85
Otis Gold Corp [Member] | Exchange Ratio [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 0.046
Shares issued during the period for acquisition | shares	8,130,630

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.